NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Schedule of notes payable

	2014		2013
(millions of Canadian dollars)	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31

Canadian dollars	1,540	1.2%	751	1.2%
U.S. dollars (2014 - US$800; 2013 – US$1,025)	927	0.7%	1,091	0.3%
	2,467		1,842

Schedule of credit facilities
These unsecured credit facilities included the following:

					year ended December 31
at December 31, 2014					2014	2013	2012
Amount	Unused Capacity	Borrower	For	Matures	Cost to maintain
					(millions of Canadian dollars)
$3 billion	$3 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2019	6	4	4
US$1 billion	US$1 billion	TCPL USA	Committed, syndicated, revolving, extendible TCPL USA credit facility, guaranteed by TCPL	November 2015	2	1	1
US$1 billion	US$1 billion	TAIL	Committed, syndicated, revolving, extendible TAIL credit facility, guaranteed by TCPL	November 2015	1	—	—
$1.4 billion	$0.6 billion	TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity	Demand	—	—	—